Regulatory Matters	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Regulatory Matters
Note 11:	Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory–and possibly additional discretionary–actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Company and the Bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2013, the most recent notification from Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well-capitalized, the Bank must maintain capital ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2013
Total Capital
(to Risk-Weighted Assets)
Consolidated	$45,772	15.1%	$24,321	8.0%	N/A	N/A
Citizens	41,219	13.6	24,168	8.0	$30,210	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$42,868	14.1%	$12,161	4.0%	N/A	N/A
Citizens	38,315	12.7	12,084	4.0	$18,126	6.0%

Tier I Capital
(to Average Assets)
Consolidated	$42,868	10.3%	$16,688	4.0%	N/A	N/A
Citizens	38,315	9.7	15,808	4.0	$19,760	5.0%

As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$44,113	14.9%	$23,748	8.0%	N/A	N/A
Citizens	40,584	13.7	23,680	8.0	$29,601	10.0%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$41,396	14.0%	$11,874	4.0%	N/A	N/A
Citizens	37,867	12.8	11,840	4.0	$17,760	6.0%

Tier I Capital
(to Average Assets)
Consolidated	$41,396	9.6%	$17,342	4.0%	N/A	N/A
Citizens	37,867	8.5	17,889	4.0	$22,361	5.0%